Annual Total Returns (Bar Chart) - Real Estate Securities Trust (Real Estate Securities Trust, Series I, Real Estate Securities Trust)	12 Months Ended
May 01, 2011
Real Estate Securities Trust | Series I, Real Estate Securities Trust
Bar Chart Table:
2001	3.15%
2002	2.58%
2003	39.15%
2004	32.04%
2005	11.85%
2006	38.10%
2007	(15.61%)
2008	(39.42%)
2009	30.17%
2010	29.19%